Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

	Segment
	Cayman	Channel Islands and the UK	Other	Total
Balance at December 31, 2018	551	21,427	2,013	23,991
Foreign exchange translation adjustment	—	818	29	847
Balance at December 31, 2019	551	22,245	2,042	24,838
Foreign exchange translation adjustment	—	719	70	789
Balance at December 31, 2020	551	22,964	2,112	25,627
Foreign exchange translation adjustment	—	(226)	(45)	(271)
Balance at December 31, 2021	551	22,738	2,067	25,356

Schedule of customer relationship intangible assets

	December 31, 2021			December 31, 2020
Segment	Cost	Accumulated amortization	Net carrying amount	Cost	Accumulated amortization	Net carrying amount
Bermuda	29,785	(16,438)	13,347	29,785	(15,009)	14,776
Cayman	16,517	(6,663)	9,854	17,728	(6,773)	10,955
Channel Islands and the UK	89,396	(56,030)	33,366	90,069	(53,279)	36,790
Other	5,563	(1,380)	4,183	5,563	(892)	4,671
Total	141,261	(80,511)	60,750	143,145	(75,953)	67,192